Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments [Abstract]
Schedule of Investments
($000s)	January 1, 2024	Fair value through other comprehensive income (loss)	Loss of associate	Impairment	Additions	December 31, 2024
Current assets:
Investments in marketable securities	3,750	1,653	-	-	-	5,403

Non-current assets:
Investment in associate	1,247	-	(334)	-	-	913

($000s)	January 1, 2023	Fair value through other comprehensive income (loss)	Loss of associate	Impairment	Additions		December 31, 2023
Current assets:
Investments in marketable securities	3,696	54	-	-	-		3,750

Non-current assets:
Investment in associate	1,389	-	(208)	-	66	(a)	1,247

(a)	The Company accounts for its investment in Paramount, a publicly listed company, using the equity method. In 2023, the Company received 151,855 common shares of Paramount for payment of interest on the secured convertible note receivable accrued between July 1, 2022 and December 27, 2023 when the note was repaid.